Financial Instruments (Derivatives and hedging) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 265,000
Derivative asset, fair value	1,701	974
Excess Collateralization	57	160
Excess Collateral Posted	211	37
Excess Securities Collateral Held	305	286
Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	10,502	8,748
Derivative liabilities	4,295	5,149
Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(7,400)	(6,546)
Derivative liabilities	(4,215)	(4,162)
Netting Adjustment [Member] | Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,705)	(3,927)
Derivative liabilities	(3,713)	(3,920)
Cash Collateral [Member] | Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,695)	(2,619)
Derivative liabilities	(502)	(242)
Securities Pledged as Collateral [Member] | Not Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,083)	(1,838)
Derivative liabilities	0	0
Derivatives Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	8,294	5,583
Derivative liabilities	1,240	2,947
Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	810	1,942
Derivative liabilities	3,073	1,961
Derivatives Associated With Interest Rate, Currency Or Market Risk Reduction Or Elimination [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	258,000
Percentage Of Notional Amount That Is Associated With Reducing Or Eliminating Interest Rate, Currency, Or Market Risk	97.00%
Gross Derivatives [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	9,104	7,525
Derivative liabilities	4,313	4,908
Gross Accrued Interest [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,398	1,223
Derivative liabilities	(18)	241
Net Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	19	364
Derivative liabilities	80	987
Net Derivative [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	3,102	2,202
Derivative liabilities	80	987
Interest Rate Contract [Member] | Derivatives Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	5,859	3,837
Derivative liabilities	461	1,989
Interest Rate Contract [Member] | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	186	132
Derivative liabilities	141	174
Foreign Exchange Contract [Member] | Derivatives Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	2,435	1,746
Derivative liabilities	779	958
Foreign Exchange Contract [Member] | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	598	1,753
Derivative liabilities	2,910	1,765
Other Contract [Member] | Derivatives Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Other Contract [Member] | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	26	57
Derivative liabilities	$ 22	$ 22